CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                  July 8, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re: Guggenheim Defined Portfolios, Series 807
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Ladies and Gentlemen:

   Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of Units representing the ownership of interests in the subject Fund. This Registration Statement is filed on July 8, 2011, on behalf of Guggenheim Funds Distributors, Inc. (the "Sponsor").

   Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

   No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

   The Fund is expected to be comprised of the following unit investment trust:
GNMA Portfolio, Series 18. In its operation and structure, the Fund is substantially similar to the prior series of Claymore Securities Defined Portfolios, Series 268 previously filed with the Commission on December 8, 2005.

   We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement. An appropriate amendment to the Registration Statement to reflect such deposit is expected to be filed with the Commission at that time pursuant to Rule 487 under the Securities Act of 1933.

   In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren (312) 845-3484.

                                                               Very truly yours,


                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP